Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Paid-In Capital [Member]	Subscriptions Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Stockholders' Equity, Total [Member]	Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 29, 2007		$ (0.6)	$ (26.1)	$ (38.8)	$ (2.3)	$ (657.8)	$ (146.1)	$ (522.7)
Beginning balance, shares at Dec. 29, 2007		62.4	0.8
Net income	161.4					161.4		161.4	161.4
Other comprehensive income (loss):
Foreign currency translation adjustments							(151.3)	(151.3)	(151.3)
Net deferred gains/(losses) on cash flow hedges, net of tax							(14.3)	(14.3)	(14.3)
Pension and post retirement costs, net of tax benefit							(12.9)	(12.9)	(12.9)
Comprehensive income (loss)									(17.1)
Cash dividends declared						54.6		54.6
Settlements of subscriptions receivable					2.3			2.3
Repurchase of common stock			22.7					22.7
Repurchase of common stock shares			0.6
Income tax benefit from stock and option awards				9.4				9.4
Modification of stock awards				1.6				1.6
Stock and options issued for incentive plans			(47.2)	(6.6)		(21.4)		(32.4)
Stock and options issued for incentive plans shares			(1.3)
Ending balance at Dec. 27, 2008		(0.6)	(1.6)	(56.4)	0	(743.2)	(324.6)	(474.0)
Ending balance, shares at Dec. 27, 2008		62.4	0.1
Net income	175.1					175.1		175.1	175.1
Other comprehensive income (loss):
Foreign currency translation adjustments							57.5	57.5	57.5
Net deferred gains/(losses) on cash flow hedges, net of tax							3.3	3.3	3.3
Pension and post retirement costs, net of tax benefit							0.5	0.5	0.5
Comprehensive income (loss)									236.4
Cash dividends declared						57.8		57.8
Repurchase of common stock			77.0					77.0
Repurchase of common stock shares			1.8
Income tax benefit from stock and option awards				16.2				16.2
Stock and options issued for incentive plans			(51.8)	(18.5)		(24.4)		(45.9)
Stock and options issued for incentive plans shares		1.2	(1.3)
Ending balance at Dec. 26, 2009	(637.7)	(0.6)	26.8	(91.1)	0	(836.1)	263.3	(637.7)
Ending balance, shares at Dec. 26, 2009		63.6	0.6
Net income	225.6					225.6		225.6	225.6
Other comprehensive income (loss):
Foreign currency translation adjustments							18.7	18.7	18.7
Net deferred gains/(losses) on cash flow hedges, net of tax							2.6	2.6	2.6
Pension and post retirement costs, net of tax benefit							(4.5)	(4.5)	(4.5)
Comprehensive income (loss)									242.4
Cash dividends declared						66.6		66.6
Repurchase of common stock			60.3					60.3
Repurchase of common stock shares			1.3
Income tax benefit from stock and option awards				7.3				7.3
Stock and options issued for incentive plans			(45.6)	(9.6)		25.9		(29.3)
Stock and options issued for incentive plans shares			(1.0)
Ending balance at Dec. 25, 2010	$ (789.8)	$ (0.6)	$ 41.5	$ (108.0)	$ 0	$ (969.2)	$ 246.5	$ (789.8)
Ending balance, shares at Dec. 25, 2010		63.6	0.9